Offerings - Offering: 1	Oct. 11, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,331,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 663,076.10
Offering Note	This valuation assumes the exchange of all of the $1,957,197,000 and $2,908,799,000 aggregate principal amount of the outstanding 0% Convertible Notes due 2025 issued by DISH Network Corporation (the "DISH Network 2025 Notes") and 3.375% Convertible Notes due 2026 issued by DISH Network Corporation (the "DISH Network 2026 Notes") for up to $2,381,000,000 aggregate principal amount of 6.75% Senior Secured Notes due 2030 to be issued by EchoStar Corporation and $1,950,000,000 aggregate principal amount of 3.875% Convertible Secured Notes due 2030 to be issued by EchoStar Corporation, pursuant to the exchange offers described in the prospectus forming a part of the registration statement filed by EchoStar Corporation on Form S-4, which was initially filed on October 10, 2024, relating to the transactions described on the Schedule TO with which this exhibit is filed. The valuation, estimated solely for the purpose of calculating the filing fee, assumes the entire aggregate principal amount of DISH Network 2025 Notes and DISH Network 2026 Notes are exchanged in the exchange offers. Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Exchange Act, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.